SHARE-BASED COMPENSATION (Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
		Dec. 10, 2020	Aug. 05, 2020	Feb. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					616,390	203,721	318,094
Compensation expense					$ 408	$ 516	$ (65)
Options outstanding					1,088,737	547,322	422,784	208,222
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	[1]				$ 243	$ 95	$ (299)
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation income				$ 587
Compensation expense					$ 166
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.36
Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted		225,000
June 22 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted								11,302
Vesting percentage								25.00%
May 06, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					20,814
Fair value of options on grant date					$ 2.01
Exercise price					$ 2.68
Vesting period					3 years
May 06, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					10,230
August 05, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					30,338
Fair value of options on grant date					$ 1.48
Exercise price					$ 2.15
Vesting period					3 years
August 05, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					10,230
November 04, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					22,930
Fair value of options on grant date					$ 1.37
Exercise price					$ 1.85
Vesting period					3 years
November 04, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					10,230
December 12 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					92,599
Exercise price					$ 1.93
Vesting period					3 years
Vesting percentage					33.00%
Additional vesting percentage					8.33%
December 12 [Member] | Certain Officers [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					37,040
Exercise price					$ 1.93
Vesting period					3 years
Vesting percentage					33.00%
Additional vesting percentage					8.33%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant					155,001
Increase in shares available for additional grant			350,000
Increase in shares available for grant					870,261
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Fair value of options on grant date					$ 0.41	$ 1.31	$ 2.77
Increase in shares available for additional grant			1,555,594
Increase in shares available for grant							1,205,594
Options expiring during period				49,965
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options on grant date						$ 1.52	$ 3.31
Compensation cost not yet recognized					$ 328	$ 544	$ 964
Options outstanding					72,599	99,530	109,469	44,473
RSU's expiring during period				11,302
RSUs [Member] | CEO and Board Members [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense					$ 148	$ 5
RSUs [Member] | Certain Officers, CEO, and Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense					$ 66
RSUs [Member] | June 22 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted								6,146
Compensation cost not yet recognized								$ 255
Vesting period								4 years
Vesting percentage								25.00%
RSUs [Member] | June 22 [Member] | Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized								$ 138
RSUs [Member] | August 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted								24,951
Compensation expense estimation for the grant date								$ 551
RSUs [Member] | August 3 [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								15.00%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								22.50%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								22.50%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								40.00%
RSUs [Member] | December 12 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					39,685
Vesting period					3 years
Vesting percentage					33.00%
Additional vesting percentage					8.33%
RSUs [Member] | December 12 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					15,875
Vesting period					3 years
Vesting percentage					33.00%
Additional vesting percentage					8.33%

[1]	The income recorded during 2018 is mainly due to the forfeiture of the former CEO's unvested options and RSUs.